UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00659

PROSPECT CAPITAL CORPORATION
(Name of Registrant)

10 East 40th Street, 42nd Floor
New York, NY 10016
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption in reliance upon no-action relief previously granted by the Commission staff to another issuer under similar facts and circumstances.

(1)                                 Title of the class of securities of Prospect Capital Corporation (the “Company”) to be redeemed:

Notes of the series indicated below (collectively, the “Notes”):

Title of Series	CUSIP Number
5.500% Notes due 2025	74348GKB5
5.500% Notes due 2025	74348GKC3
5.500% Notes due 2025	74348GKD1
5.500% Notes due 2025	74348GKE9
5.500% Notes due 2025	74348GKG4
5.500% Notes due 2026	74348GKK5
5.500% Notes due 2026	74348GKN9
5.500% Notes due 2026	74348GKR0
5.500% Notes due 2026	74348GKU3
5.500% Notes due 2026	74348GKX7
5.500% Notes due 2026	74348GK25
5.500% Notes due 2026	74348GK58
5.500% Notes due 2026	74348GK82
5.500% Notes due 2026	74348GLB4
5.500% Notes due 2026	74348GLE8
5.500% Notes due 2026	74348GLH1
5.500% Notes due 2026	74348GLL2
5.500% Notes due 2026	74348GLP3
5.500% Notes due 2026	74348GLS7
5.500% Notes due 2026	74348GLV0
5.750% Notes due 2026	74348GLY4
5.750% Notes due 2026	74348GL32
5.750% Notes due 2026	74348GL65
5.750% Notes due 2026	74348GMA5

5.750% Notes due 2026	74348GME7
5.750% Notes due 2026	74348GMJ6
5.750% Notes due 2026	74348GMS6
5.750% Notes due 2026	74348GMW7
5.750% Notes due 2026	74348GM23
5.750% Notes due 2026	74348GNA4
5.750% Notes due 2026	74348GNE6
5.750% Notes due 2026	74348GNJ5
5.750% Notes due 2026	74348GNN6
5.750% Notes due 2026	74348GNS5
5.750% Notes due 2026	74348GNW6
5.750% Notes due 2026	74348GN22
5.750% Notes due 2026	74348GPJ3
6.000% Notes due 2026	74348GPW4
6.250% Notes due 2026	74348GP20
6.250% Notes due 2026	74348GP53
7.250% Notes due 2026	74348GP87
7.250% Notes due 2026	74348GQB9
7.000% Notes due 2026	74348GQE3
6.500% Notes due 2026	74348GQJ2

(2)                                 Date on which the securities are to be redeemed:

The Notes will be redeemed on or about November 19, 2025 (the “Redemption Date”).

(3)                                 Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article XI of the indenture (the “Base Indenture”), dated as of February 16, 2012, between the Company and American Stock Transfer & Trust Company, LLC, as trustee (the “Original Trustee”), as amended by the Agreement of Resignation, Appointment and Acceptance, dated as of March 12, 2012, by and among the Company, the Original Trustee and U.S. Bank National Association, as successor trustee (the “Trustee”), as supplemented by the supplemental indenture with respect to each series of Notes (each, a “Supplemental Indenture”), by and between the Company and the Trustee (collectively, the “Indenture”), and (ii) Section 1.01 of the Supplemental Indentures.

(4)                                 The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($20,658,000 aggregate principal amount) pursuant to the terms of the Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 12th day of November, 2025.

PROSPECT CAPITAL CORPORATION

By:	/s/ M. Grier Eliasek
	Name:	M. Grier Eliasek
	Title:	President and Chief Operating Officer